Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Contractual maturities of investment securities
Due in one year or less	$ 11,437
Due after one year through five years	24,697
Due after five years through ten years	12,971
Due after ten years	41,242
Total investment securities, excluding mortgage-backed securities	90,347
Due in one year or less	11,452
Due after one year through five years	25,691
Due after five years through ten years	13,735
Due after ten years	37,040
Total investment securities, excluding mortgage-backed securities	87,918
Total investment securities	439,488	514,488
Investment securities available for sale	443,182	515,545
Due in one year or less
Due after one year through five years	250
Due after five years through ten years
Due after ten years
Total investment securities, excluding mortgage-backed securities	250
Due in one year or less
Due after one year through five years	250
Due after five years through ten years
Due after ten years
Total investment securities, excluding mortgage-backed securities	250
Investment securities held to maturity	912	1,344
Estimated fair value of investment securities held to maturity	960	1,413
U.S. Government agency mortgage-backed securities [Member]
Contractual maturities of investment securities
Total investment securities	348,854
Investment securities available for sale	354,978
Investment securities held to maturity	662
Estimated fair value of investment securities held to maturity	710
Other mortgage-backed securities [Member]
Contractual maturities of investment securities
Total investment securities	287
Investment securities available for sale	286
Investment securities held to maturity
Estimated fair value of investment securities held to maturity